Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 563	€ 114
Property, plant and equipment at end of period	584	563
Impairment recognized on tangible assets	€ 0	0
Lease term	2 years
Borrowing rate	2.00%
Gross Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 1,231	657
Addition	322	572
Cession	(14)
Exchange effect	8	2
Property, plant and equipment at end of period	1,548	1,231
DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(668)	(544)
Increase	309	122
Exchange effect	(14)	2
Property, plant and equipment at end of period	(964)	(668)
Equipment and tooling
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	90	85
Property, plant and equipment at end of period	49	90
Equipment and tooling | Gross Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	340	297
Addition	1	43
Cession	(14)
Property, plant and equipment at end of period	327	340
Equipment and tooling | DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(250)	(212)
Increase	41	38
Exchange effect	(14)
Property, plant and equipment at end of period	(278)	(250)
Equipment and tooling (right of use)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		1
Property, plant and equipment at end of period	241
Equipment and tooling (right of use) | Gross Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	181	181
Addition	271
Property, plant and equipment at end of period	452	181
Equipment and tooling (right of use) | DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(181)	(180)
Increase	30	1
Property, plant and equipment at end of period	(211)	(181)
fixture and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8
Property, plant and equipment at end of period	31	8
fixture and fittings | Gross Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	114	85
Addition	20	29
Exchange effect	8
Property, plant and equipment at end of period	143	114
fixture and fittings | DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(106)	(85)
Increase	5	21
Property, plant and equipment at end of period	(112)	(106)
Office, IT equipment, furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	21	26
Property, plant and equipment at end of period	41	21
Office, IT equipment, furniture | Gross Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	96	94
Addition	31
Exchange effect	1	2
Property, plant and equipment at end of period	127	96
Office, IT equipment, furniture | DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(75)	(67)
Increase	11	6
Exchange effect		2
Property, plant and equipment at end of period	(85)	(75)
Buildings (right of use)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	444
Property, plant and equipment at end of period	223	444
Buildings (right of use) | Gross Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	500
Addition		500
Property, plant and equipment at end of period	500	500
Buildings (right of use) | DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(56)
Increase	222	56
Property, plant and equipment at end of period	€ (277)	€ (56)